Related party transactions - Additional Information (Details)			1 Months Ended			3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2013	Oct. 30, 2013 NOK	Oct. 31, 2013 USD ($)	Jun. 30, 2013 USD ($) option	Apr. 30, 2011 USD ($)	Sep. 30, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Dec. 31, 2014	Mar. 31, 2014 USD ($)	Jun. 30, 2016 USD ($) [1]	Sep. 30, 2016 USD ($) [1]	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2016 NOK	Dec. 31, 2015 NOK	Feb. 28, 2014	Jan. 31, 2014 USD ($)	Nov. 20, 2013 USD ($)	Oct. 17, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 27, 2013 USD ($)	Mar. 31, 2012 USD ($)
Related Party Transaction [Line Items]
Gain on disposal						$ 0		$ 0		$ 2,400,000				$ 2,400,000	$ 2,400,000	$ 2,400,000	$ (82,000,000)	[1]	$ 0	[1]
Majority Shareholder
Related Party Transaction [Line Items]
Percent of common stock outstanding																70.40%					70.40%
Management Agreement | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, employee services, margin percentage	7.00%
Management fees revenue																			7,100,000
Reimbursement from related parties, crew costs																			37,800,000
Management Services | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																$ 20,700,000	25,000,000		27,600,000
Related party transaction, agreement termination period																90 days
Related party transaction, fee, margin percentage																8.00%
Newbuild Construction Services | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, fee, margin percentage																5.00%
Newbuild Construction Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																$ 0	12,400,000		9,300,000
Performance Guarantee | Majority Shareholder
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted																130,000,000	200,000,000
Related party transaction, expenses from transactions with related party																$ 1,700,000	2,100,000
Performance Guarantee | Parent Company | Majority Shareholder
Related Party Transaction [Line Items]
Guarantor obligation, annual fee (as a percentage)																1.00%
US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount																$ 600,000,000
US $600 Million Unsecured Bond | Majority Shareholder
Related Party Transaction [Line Items]
Debt face amount																600,000,000
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | Majority Shareholder
Related Party Transaction [Line Items]
Debt instrument, periodic payment, interest																0	100,000
Maximum borrowing capacity																$ 85,000,000									$ 85,000,000		$ 335,000,000	$ 200,000,000	$ 200,000,000
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | LIBOR | Majority Shareholder
Related Party Transaction [Line Items]
Basis spread on variable rate																3.00%
NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount																$ 1,500,000,000
NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Related Party Transaction [Line Items]
Debt face amount																1,500,000,000
Credit Facility US$2,000 | Secured Debt
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 2,000,000,000											2,000,000,000
Credit Facility US$2,000 | Secured Debt | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate					2.00%
US $475 Million Revolving Credit Facility | Revolving Credit Facility | SF Linus Ltd
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 475,000,000
US $475 Million Revolving Credit Facility | Revolving Credit Facility | LIBOR | SF Linus Ltd
Related Party Transaction [Line Items]
Basis spread on variable rate			2.75%
Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount																600,000,000								$ 600,000,000
Coupon rate (as a percent)																								6.25%
Debt instrument, periodic payment, interest																11,800,000	11,700,000
Loans Payable | US $600 Million Unsecured Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount																$ 186,600,000.0	$ 186,600,000.0
Coupon rate (as a percent)																								6.25%
Debt instrument, ownership percentage																31.10%	31.10%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Coupon rate (as a percent)		6.18%
Long-term debt, fair value | NOK																					NOK 1,500,000,000
Debt Instrument, fee amount																$ 0.003
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount | NOK		NOK 11,000,000																			NOK 9,600,000.0	NOK 9,400,000.0
Debt instrument, ownership percentage												5.50%				5.50%	5.50%
Debt instrument, periodic payment, interest																$ 400,000	$ 400,000.0
Guarantor obligations, maximum exposure, undiscounted																6,700,000	3,900,000.0
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | NIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate		4.40%
Loans Payable | US $195 Million Loan | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																											195,000,000
Repayments of long-term debt													$ 70,000,000			125,000,000	125,000,000
Seadrill Management UK Ltd | Sale of Spare Parts | North Atlantic Rigel Ltd
Related Party Transaction [Line Items]
Consideration amount																2,400,000
Net book value																	0
Gain on disposal																2,400,000
Seadrill Management UK Ltd | Various Customs and Rent Guarantees
Related Party Transaction [Line Items]
Guaranteed amount																2,900,000	2,800,000
Frontline Management (Bermuda) Ltd. | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																200,000	1,200,000		1,300,000
Sevan Drilling Management AS | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																400,000	200,000		0
Seatankers Management Norway AS | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																300,000	200,000		0
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Sale leaseback transaction, amount of transaction				$ 600,000,000
Sale value				$ 195,000,000
Sale leaseback, lease term				15 years
Number of options to repurchase | option				4
Ship Finance | Parent Company | Affiliated Entity
Related Party Transaction [Line Items]
Variable interest entity, financial or other support, up to amount				$ 525,000,000
Ship Finance | US $475 Million Revolving Credit Facility | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																										$ 475,000,000
Ship Finance | Loans Payable | US $195 Million Loan | Affiliated Entity
Related Party Transaction [Line Items]
Debt fees paid																5,600,000	5,600,000
Ship Finance | Loans Payable | US $195 Million Loan | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																											$ 195,000,000
Coupon rate (as a percent)																							4.50%
Archer Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																$ 900,000	$ 1,900,000		$ 1,000,000

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".